NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS - Narrative (Details)	Jan. 19, 2022 $ / shares
Earnings Per Share [Abstract]
Debt instrument, convertible price (in dollars per share)	$ 8.00